Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCE CAPITAL I INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BALANCED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Capital growth, current income and preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Balanced Fund. You pay no sales charges or transaction fees for buying or selling shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 86% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	86.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Balanced Fund invests in a mixed portfolio of common stocks and investment grade bonds, and normally invests approximately 60% of its total assets in common stocks and 40% in fixed income securities. The Fund may hold a limited amount of cash to be used for redemptions. Under normal circumstances, equity securities will represent at least 25% of total assets. Fixed income securities may represent as much as 75%, but not less than 25% of total assets. The Fund invests in stocks of companies that are considered to have good growth potential, regardless of the size of the company. If a bond held in the Fund is downgraded to below investment grade, the Fund may continue to hold it until the advisor deems it advantageous to sell.

The advisor employs a "bottom-up" fundamental research process for stock selection. The portfolio manager evaluates a company's business strategy, competitive advantage and financial factors. The investment process utilizes quantitative screens which focus on valuation metrics to help control risk. Those investments that pass the screens are candidates for investment. The Balanced Fund may sell securities for a variety of reasons, such as to effect a change in asset allocation, secure gains, limit losses, or redeploy assets into more promising opportunities. When considering whether or not to sell investments, for stocks in the Fund the portfolio manager considers the potential impact of management changes, strategic marketing opportunities and competition on both the large-cap value and small-cap growth stocks in the Fund and whether a security's price is overvalued compared to future earnings growth. For bonds, the portfolio managers also consider the likely impact of rising or falling interest rates and whether there have been any other fundamental changes in the current or prospective financial structure or operations of the company.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Call and Prepayment Risk - Investment grade and high-yield bonds may contain prepayment or redemption (call) provisions which, if exercised during a period of declining interest rates, may require the Fund to reinvest in a lower-yielding security, resulting in a decreased return for investors. Also, mortgage-backed securities issued by U.S. Government agencies are subject to prepayment risk because the underlying mortgages are being repaid on a regular basis.

Credit Risk - There is the chance that the issuer of a bond will default on its promise to pay interest and/or principal at maturity. Credit ratings are an attempt to assess this risk. All things being equal, the lower a bond's credit rating, the higher the interest the bond must pay in order to attract investors and compensate them for taking additional risk.

Foreign Market Risk - To the extent the Fund invests in foreign stocks and bonds, it is also subject to the special risks associated with such investments whether denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, less liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies.

Interest Rate Risk - Bond prices fluctuate due to changing interest rates. When interest rates rise, bond prices fall, and bond prices go up when interest rates fall. Bonds with longer maturities have greater interest rate risk than do bonds with shorter maturities.

Market Risk - Changing stock market conditions will affect the Fund's share price. The Balanced Fund should not be relied on for short-term needs. Returns from stocks held in the Fund will rise and fall with changes in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Investments in small and mid-size companies could be volatile and sensitive to steep share price declines in the event their earnings disappoint investors. Bond prices will fluctuate as interest rates and credit ratings change.

U.S. Government Agency Risk - Some U.S. Government agency securities, such as those of the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac") have only limited support from the agency's authority to borrow from the U.S. Government or the discretionary authority of the Treasury to purchase obligations of the issuing agency. Agencies with this limited credit support or no legally required support from the U.S. Government could default on their obligations or suffer reductions in their credit ratings.

Who Should Invest?

The Balanced Fund may be suitable for you if:

  You want to add a balanced fund to your existing portfolio,
  You are looking for a moderate level of growth and a moderate level of income,
  You have a long-term time horizon (at least 5 years), and
  You can tolerate the ups and downs of movement in the stock and bond markets

Because of the several types of risks described in this prospectus, you could lose money!

Risk Lose Money [Text]	rr_RiskLoseMoney	Because of the several types of risks described in this prospectus, you could lose money!
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information illustrates how the Balanced Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual returns for one, five, and ten years for Retail Shares of the Fund compare with those of an appropriate broad-based securities market index. The Lipper Balanced Index consists of the 30 largest mutual funds whose primary investment objective is to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds; you cannot invest directly in an index. Past performance (before and after taxes) should not be used to attempt to predict future performance. You may get updated performance information online at www.acfunds.com or by calling 800-345-4783.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information illustrates how the Balanced Fund's results may vary and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the average annual returns for one, five, and ten years for Retail Shares of the Fund compare with those of an appropriate broad-based securities market index.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Lipper Balanced Index consists of the 30 largest mutual funds whose primary investment objective is to conserve principal by maintaining at all times a balanced portfolio of stocks and bonds; you cannot invest directly in an index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-345-4783
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.acfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) should not be used to attempt to predict future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns (%) as of 12/31 each year (Retail Shares)
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Advance Capital I, Inc. Balanced Fund Annual Returns Before Taxes for Retail Shares
Annual Return Caption [Text]	rr_AnnualReturnCaption	[CHART SHOWING ANNUAL RETURNS BEFORE TAXES 12/31 OF EACH YEAR 2002 - 2011]
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Balanced Fund's highest/lowest quarterly results for Retail Shares during this time period were: Highest: +11.61% 2nd quarter 2003 Lowest: -14.78% 4th quarter 2008
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Retail Shares, and will vary for Institutional Shares.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributionsby the Fund and any taxable gain or loss realized upon the sale of the shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. After tax returns are shown only for Retail Shares, and will vary for Institutional Shares. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown. In addition, after-tax returns are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or an individual retirement account (IRA). Total returns shown "after taxes on distributions and sale of fund shares" assume that you sold your shares at the end of the particular time period, and as a result, reflect the effect of both taxable distributions by the Fund and any taxable gain or loss realized upon the sale of the shares.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (%) For the Periods Ended December 31, 2011
Balanced Fund | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,294
2002	rr_AnnualReturn2002	(6.72%)
2003	rr_AnnualReturn2003	19.96%
2004	rr_AnnualReturn2004	9.05%
2005	rr_AnnualReturn2005	4.79%
2006	rr_AnnualReturn2006	9.91%
2007	rr_AnnualReturn2007	6.00%
2008	rr_AnnualReturn2008	(31.33%)
2009	rr_AnnualReturn2009	22.79%
2010	rr_AnnualReturn2010	15.19%
2011	rr_AnnualReturn2011	1.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.78%)
1 Year	rr_AverageAnnualReturnYear01	1.46%
5 Years	rr_AverageAnnualReturnYear05	0.88%
10 Years	rr_AverageAnnualReturnYear10	3.91%
Balanced Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
1 Year	rr_AverageAnnualReturnYear01	1.71%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Balanced Fund | After taxes on distributions | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.90%
5 Years	rr_AverageAnnualReturnYear05	(0.04%)
10 Years	rr_AverageAnnualReturnYear10	2.81%
Balanced Fund | After taxes on distributions and sale of fund shares | Retail Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.95%
5 Years	rr_AverageAnnualReturnYear05	0.39%
10 Years	rr_AverageAnnualReturnYear10	2.96%
Balanced Fund | Lipper Blanced Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.74%
5 Years	rr_AverageAnnualReturnYear05	1.80%
10 Years	rr_AverageAnnualReturnYear10	4.13%